Contingent Liabilities and Financial Commitments - General Litigation Conclusion - Additional Information (Details) £ in Millions, $ in Millions	Mar. 01, 2019 GBP (£) Person	Mar. 01, 2019 CAD ($) Person
Disclosure Of Commitments And Contingencies [Abstract]
Number of persons in trial judgement panel	5	5
Initial estimable deposit amount	£ 436	$ 758